6. COMMON STOCK AND WARRANTS (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Exercised warrants with respect of common stock on a cashless exercise basis - shares	252,101
Net shares of common stock issued on a cashless basis - shares	172,269
Warrant holders exercised warrants for cash - shares	50,000
Warrant holders exercised warrants for cash - amount	$ 26,500